Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Summary of Consolidated (loss) income before income taxes on a geographic basis

Consolidated (loss) income before income taxes on a geographic basis during the years ended December 31, 2020 and 2019 are as follows (in thousands):

	Year Ended December 31
	2020	2019
United States	$(19,658)	$(30,128)
Non-U.S.	(4,208)	1,760
Total	$(23,866)	$(28,368)

Schedule of (benefit from) provision for income taxes

The (benefit from) provision for income taxes consists of the following components during the years ended December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020	2019
Current tax expense:
U.S. federal	$—	$—
Foreign	(24)	249
Total current tax expense	(24)	249
Deferred tax (benefit) expense:
U.S. federal	—	(4,137)
State	—	(1,645)
Foreign	2,063	129
Total deferred tax benefit	2,063	(5,653)
Total (benefit from) provision for income taxes	$2,039	$(5,404)

Schedule of reconciliation setting forth the differences between the effective tax rates

A reconciliation setting forth the differences between the effective tax rates of the Company for the years ended December 31, 2020 and 2019 and the U.S. federal statutory tax rate is as follows:

	Year Ended
	December 31,
	2020	2019
U.S. Federal income tax provision expense at statutory rate	21.0%	21.0%
Effect of nondeductible stock-based compensation	(1.9)%	(0.7)%
Foreign rate differential	2.2%	(0.3)%
Mark to market of warrant liabilities	(1.3)%	2.6%
State taxes net of federal benefit	4.5%	6.5%
Non-deductible financing expenses	0.4%	(1.3)%
Valuation allowance	(38.2)%	(28.2)%
Valuation allowance release related to IP transaction (see Note 11)	—	20.4%
Investment transfer	6.8%	—
Other differences	(0.4)%	(1.2)%
US federal and state research credits	1.6%	1.1%
Uncertain tax positions	(1.1)%	—
Foreign earnings includible in US	(2.0)%	(0.8)%
Effective income tax rate	(8.5)%	19.1%

Significant components of the Company's consolidated deferred tax assets and liabilities

Significant components of the Company’s consolidated deferred tax assets and liabilities at December 31, 2020 and 2019 are as follows at (in thousands):

	At December 31,
	2020	2019
Deferred tax assets:
Federal net operating loss carryforwards	$24,730	$21,903
State net operating loss carryforwards	7,207	6,425
Equity compensation	4,353	3,520
Accruals and reserves	26	17
Uncollected grants	712	—
Investment in subsidiaries	3,931	3,575
Research credits	1,298	1,267
Other assets	46	84
Deferred rent	600	700
Total deferred tax assets	42,903	37,491
Valuation allowance	(37,427)	(28,329)
Total deferred tax assets net of valuation allowance	5,476	9,162
Deferred tax liabilities:
Intangible assets and amortization	(4,680)	(5,255)
Right-of-Use asset	(591)	(696)
Other liabilities	(204)	—
Total deferred tax liabilities	(5,476)	(5,951)
Net deferred tax assets	$—	$3,211

Reconciliation of the beginning and ending amount of uncertain tax positions

	Year Ended December 31,
	2020	2019
Unrecognized tax benefits at the beginning of year	$—	$3
Increase for current year positions	(82)	—
Increase for prior year positions	(199)	—
Expiration of statute of limitations	—	(3)
Unrecognized tax benefits at the end of year	$(281)	$—